PGIM Ultra Short Bond ETF Investment Strategy - PGIM Ultra Short Bond ETF	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt instruments. Under normal market conditions, the Fund invests at least 80% of its investable assets in bonds with varying maturities.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of this policy, bonds include fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, money market instruments, asset-backed securities, collateralized loan obligations, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index.Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Although the Fund may invest in instruments of any duration or maturity, the Fund normally seeks to maintain a weighted average portfolio duration of one year or less and a weighted average maturity of three years or less. The Fund’s weighted average portfolio duration and maturity, however, may be longer at any time or from time to time based on market conditions. Duration should not be confused with maturity. Duration is the magnitude of the change in the price of a bond relative to a given change in the market interest rate. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration provides an indication of the potential volatility of the price of a portfolio of bonds prior to maturity and a greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. For example, if a portfolio has a duration of three years and interest rates increase by 1%, then the portfolio would be expected to decline in value by approximately 3%. The Fund may only invest in fixed income investments that have a minimum short term rating (i.e., ratings assigned to securities generally having an original maturity not exceeding one year) of at least A2 by S&P Global Ratings (“S&P”) or P2 by Moody’s Investors Service, Inc. (“Moody’s”) or a minimum long-term rating (i.e., ratings assigned to securities generally having an original maturity exceeding one year) of BBB- by Moody’s or Baa3 by S&P, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”). The Fund may also invest in unrated fixed income investments that the Fund’s subadviser determines to be of comparable quality to the rated fixed income investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company.Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) and the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may use derivatives to manage its duration, to hedge against losses, and to try to improve returns.